Note 12 - Stock-based Compensation Expense (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Incentive Plan [Member]
Allocated Share-based Compensation Expense		$ 1,048,000	$ 1,244,000
Stock Warrants [Member]
Allocated Share-based Compensation Expense		2,269,000	1,342,000
Allocated Share-based Compensation Expense	$ 600,000	$ 3,317,000	$ 2,586,000